Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Prospectus Date		rr_ProspectusDate	Aug. 01, 2015
Columbia Select Large Cap Growth Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	SUMMARY OF THE FUND
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	Columbia Select Large Cap Growth Fund (the Fund) seeks long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor). More information about these and other discounts is available from your financial intermediary, and can be found in the Choosing a Share Class section beginning on page 19 of the Fund’s prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	47.00%
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor). More information about these and other discounts is available from your financial intermediary, and can be found in the Choosing a Share Class section beginning on page 19 of the Fund’s prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Other expenses for Class A, Class C, Class R, Class R4, Class R5, Class W and Class Z shares have been restated to reflect current transfer agency fees paid by the Fund.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
			Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in common stocks of U.S. and foreign companies that have market capitalizations, at the time of purchase, in the range of companies in the Russell 1000 Growth Index (the Index). The market capitalization range of the companies included within the Index was $2.18 billion to $723 billion as of June 30, 2015. The market capitalization range and composition of the companies in the Index are subject to change. The Fund invests primarily in common stocks of companies believed to have the potential for long-term growth. The Fund typically employs a focused portfolio investing style, which results in fewer holdings than a fund that seeks to achieve its investment objective by investing in a greater number of issuers. The Fund may invest directly in foreign securities or indirectly through depositary receipts. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the consumer discretionary, health care, and information technology and technology-related sectors.
Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives.

Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with the particular country, which may be related to the particular political, regulatory, economic, social and other conditions or events occurring in the country and fluctuations in its currency, as well as market risk tied to the underlying foreign company. In addition, ADR holders may have limited voting rights, may not have the same rights afforded typical company stockholders in the event of a corporate action such as an acquisition, merger or rights offering and may experience difficulty in receiving company stockholder communications.

Focused Portfolio Risk. Because the Fund may invest in a limited number of companies, the Fund as a whole is subject to greater risk of loss if any of those securities decline in price.

Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. The performance of the Fund may also be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may never reach their expected market value and may decline in price. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or long periods. Although equity securities generally tend to have greater price volatility than debt securities, under certain market conditions, debt securities may have comparable or greater price volatility.

Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the consumer discretionary, health care, and information technology and technology-related sectors. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

The Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the consumer discretionary sector are subject to certain risks, including fluctuations in the performance of the overall domestic and international economy, interest rate changes, increased competition and consumer confidence. Performance of such companies may be affected by factors including reduced disposable household income, reduced consumer spending, changing demographics and consumer tastes.

The Fund may be more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services). Performance of such companies may be affected by factors including, government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.

			The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Risk Lose Money [Text]		rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective and you may lose money.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class Z share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a broad measure of market performance.

The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.

The returns shown for the Fund include the returns of Large Cap Growth Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc., for periods prior to March 31, 2008.

The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class Z shares and will vary for other share classes.

			The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedle.com/us.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class Z share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a broad measure of market performance.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	columbiathreadneedle.com/us
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 1st Quarter 2012 20.05% Worst 4th Quarter 2008 -26.94%
Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2014)
Performance Table Does Reflect Sales Loads		rr_PerformanceTableDoesReflectSalesLoads	The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a broad measure of market performance.
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class Z shares and will vary for other share classes.
Columbia Select Large Cap Growth Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	[1]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	[2]	rr_ManagementFeesOverAssets	0.63%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[2],[3]	rr_OtherExpensesOverAssets	0.22%
Total annual Fund operating expenses		rr_ExpensesOverAssets	1.10%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
1 year		rr_ExpenseExampleYear01	$ 681
3 years		rr_ExpenseExampleYear03	905
5 years		rr_ExpenseExampleYear05	1,146
10 years		rr_ExpenseExampleYear10	1,838
1 year		rr_ExpenseExampleNoRedemptionYear01	681
3 years		rr_ExpenseExampleNoRedemptionYear03	905
5 years		rr_ExpenseExampleNoRedemptionYear05	1,146
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,838
1 Year		rr_AverageAnnualReturnYear01	1.94%
5 Years		rr_AverageAnnualReturnYear05	15.09%
10 Years		rr_AverageAnnualReturnYear10	9.09%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 28, 2007
Columbia Select Large Cap Growth Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	[4]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	[2]	rr_ManagementFeesOverAssets	0.63%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	[2],[3]	rr_OtherExpensesOverAssets	0.22%
Total annual Fund operating expenses		rr_ExpensesOverAssets	1.85%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	This charge applies to redemptions within one year after purchase, with certain limited exceptions.
1 year		rr_ExpenseExampleYear01	$ 288
3 years		rr_ExpenseExampleYear03	582
5 years		rr_ExpenseExampleYear05	1,001
10 years		rr_ExpenseExampleYear10	2,169
1 year		rr_ExpenseExampleNoRedemptionYear01	188
3 years		rr_ExpenseExampleNoRedemptionYear03	582
5 years		rr_ExpenseExampleNoRedemptionYear05	1,001
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 2,169
1 Year		rr_AverageAnnualReturnYear01	6.51%
5 Years		rr_AverageAnnualReturnYear05	15.62%
10 Years		rr_AverageAnnualReturnYear10	8.92%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 28, 2007
Columbia Select Large Cap Growth Fund | Class I
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees	[2]	rr_ManagementFeesOverAssets	0.63%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[2],[3]	rr_OtherExpensesOverAssets	0.02%
Total annual Fund operating expenses		rr_ExpensesOverAssets	0.65%
1 year		rr_ExpenseExampleYear01	$ 66
3 years		rr_ExpenseExampleYear03	208
5 years		rr_ExpenseExampleYear05	362
10 years		rr_ExpenseExampleYear10	810
1 year		rr_ExpenseExampleNoRedemptionYear01	66
3 years		rr_ExpenseExampleNoRedemptionYear03	208
5 years		rr_ExpenseExampleNoRedemptionYear05	362
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 810
1 Year		rr_AverageAnnualReturnYear01	8.68%
5 Years		rr_AverageAnnualReturnYear05	16.99%
10 Years		rr_AverageAnnualReturnYear10	10.10%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 27, 2010
Columbia Select Large Cap Growth Fund | Class R
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees	[2]	rr_ManagementFeesOverAssets	0.63%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	[2],[3]	rr_OtherExpensesOverAssets	0.22%
Total annual Fund operating expenses		rr_ExpensesOverAssets	1.35%
1 year		rr_ExpenseExampleYear01	$ 137
3 years		rr_ExpenseExampleYear03	428
5 years		rr_ExpenseExampleYear05	739
10 years		rr_ExpenseExampleYear10	1,624
1 year		rr_ExpenseExampleNoRedemptionYear01	137
3 years		rr_ExpenseExampleNoRedemptionYear03	428
5 years		rr_ExpenseExampleNoRedemptionYear05	739
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,624
1 Year		rr_AverageAnnualReturnYear01	7.94%
5 Years		rr_AverageAnnualReturnYear05	16.20%
10 Years		rr_AverageAnnualReturnYear10	9.43%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 31, 2004
Columbia Select Large Cap Growth Fund | Class R4
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees	[2]	rr_ManagementFeesOverAssets	0.63%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[2],[3]	rr_OtherExpensesOverAssets	0.22%
Total annual Fund operating expenses		rr_ExpensesOverAssets	0.85%
1 year		rr_ExpenseExampleYear01	$ 87
3 years		rr_ExpenseExampleYear03	271
5 years		rr_ExpenseExampleYear05	471
10 years		rr_ExpenseExampleYear10	1,049
1 year		rr_ExpenseExampleNoRedemptionYear01	87
3 years		rr_ExpenseExampleNoRedemptionYear03	271
5 years		rr_ExpenseExampleNoRedemptionYear05	471
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,049
1 Year		rr_AverageAnnualReturnYear01	8.49%
5 Years		rr_AverageAnnualReturnYear05	16.79%
10 Years		rr_AverageAnnualReturnYear10	10.01%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 08, 2012
Columbia Select Large Cap Growth Fund | Class R5
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees	[2]	rr_ManagementFeesOverAssets	0.63%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[2],[3]	rr_OtherExpensesOverAssets	0.07%
Total annual Fund operating expenses		rr_ExpensesOverAssets	0.70%
1 year		rr_ExpenseExampleYear01	$ 72
3 years		rr_ExpenseExampleYear03	224
5 years		rr_ExpenseExampleYear05	390
10 years		rr_ExpenseExampleYear10	871
1 year		rr_ExpenseExampleNoRedemptionYear01	72
3 years		rr_ExpenseExampleNoRedemptionYear03	224
5 years		rr_ExpenseExampleNoRedemptionYear05	390
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 871
1 Year		rr_AverageAnnualReturnYear01	8.63%
5 Years		rr_AverageAnnualReturnYear05	16.86%
10 Years		rr_AverageAnnualReturnYear10	10.04%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 08, 2012
Columbia Select Large Cap Growth Fund | Class W
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees	[2]	rr_ManagementFeesOverAssets	0.63%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[2],[3]	rr_OtherExpensesOverAssets	0.22%
Total annual Fund operating expenses		rr_ExpensesOverAssets	1.10%
1 year		rr_ExpenseExampleYear01	$ 112
3 years		rr_ExpenseExampleYear03	350
5 years		rr_ExpenseExampleYear05	606
10 years		rr_ExpenseExampleYear10	1,340
1 year		rr_ExpenseExampleNoRedemptionYear01	112
3 years		rr_ExpenseExampleNoRedemptionYear03	350
5 years		rr_ExpenseExampleNoRedemptionYear05	606
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,340
1 Year		rr_AverageAnnualReturnYear01	8.17%
5 Years		rr_AverageAnnualReturnYear05	16.48%
10 Years		rr_AverageAnnualReturnYear10	9.72%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 27, 2010
Columbia Select Large Cap Growth Fund | Class Y
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees	[2]	rr_ManagementFeesOverAssets	0.63%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[2],[3]	rr_OtherExpensesOverAssets	0.02%
Total annual Fund operating expenses		rr_ExpensesOverAssets	0.65%
1 year		rr_ExpenseExampleYear01	$ 66
3 years		rr_ExpenseExampleYear03	208
5 years		rr_ExpenseExampleYear05	362
10 years		rr_ExpenseExampleYear10	810
1 year		rr_ExpenseExampleNoRedemptionYear01	66
3 years		rr_ExpenseExampleNoRedemptionYear03	208
5 years		rr_ExpenseExampleNoRedemptionYear05	362
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 810
1 Year		rr_AverageAnnualReturnYear01	8.69%
5 Years		rr_AverageAnnualReturnYear05	16.90%
10 Years		rr_AverageAnnualReturnYear10	10.06%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 08, 2012
Columbia Select Large Cap Growth Fund | Class Z
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees	[2]	rr_ManagementFeesOverAssets	0.63%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[2],[3]	rr_OtherExpensesOverAssets	0.22%
Total annual Fund operating expenses		rr_ExpensesOverAssets	0.85%
1 year		rr_ExpenseExampleYear01	$ 87
3 years		rr_ExpenseExampleYear03	271
5 years		rr_ExpenseExampleYear05	471
10 years		rr_ExpenseExampleYear10	1,049
1 year		rr_ExpenseExampleNoRedemptionYear01	87
3 years		rr_ExpenseExampleNoRedemptionYear03	271
5 years		rr_ExpenseExampleNoRedemptionYear05	471
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,049
2005	[5]	rr_AnnualReturn2005	12.25%
2006	[5]	rr_AnnualReturn2006	7.87%
2007	[5]	rr_AnnualReturn2007	21.30%
2008	[5]	rr_AnnualReturn2008	(44.11%)
2009	[5]	rr_AnnualReturn2009	45.48%
2010	[5]	rr_AnnualReturn2010	24.36%
2011	[5]	rr_AnnualReturn2011	(3.21%)
2012	[5]	rr_AnnualReturn2012	15.31%
2013	[5]	rr_AnnualReturn2013	44.28%
2014	[5]	rr_AnnualReturn2014	8.48%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year to Date return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	8.23%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	20.05%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(26.94%)
1 Year		rr_AverageAnnualReturnYear01	8.48%
5 Years		rr_AverageAnnualReturnYear05	16.78%
10 Years		rr_AverageAnnualReturnYear10	10.00%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Oct. 01, 1997
Columbia Select Large Cap Growth Fund | returns after taxes on distributions | Class Z
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	4.60%
5 Years		rr_AverageAnnualReturnYear05	15.67%
10 Years		rr_AverageAnnualReturnYear10	9.48%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Oct. 01, 1997
Columbia Select Large Cap Growth Fund | returns after taxes on distributions and sale of Fund shares | Class Z
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	7.72%
5 Years		rr_AverageAnnualReturnYear05	13.55%
10 Years		rr_AverageAnnualReturnYear10	8.25%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Oct. 01, 1997
Columbia Select Large Cap Growth Fund | Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	13.05%
5 Years		rr_AverageAnnualReturnYear05	15.81%
10 Years		rr_AverageAnnualReturnYear10	8.49%

[1]	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
[2]	Management fees reflect the combination of advisory and administrative services fees under one agreement providing for a single management fee. As a result, other expenses do not include administrative services fees. Advisory fees and administrative services fees paid pursuant to separate prior agreements amounted to 0.58% and 0.05% of average daily net assets of the Fund, respectively.
[3]	Other expenses for Class A, Class C, Class R, Class R4, Class R5, Class W and Class Z shares have been restated to reflect current transfer agency fees paid by the Fund.
[4]	This charge applies to redemptions within one year after purchase, with certain limited exceptions.
[5]	Year to Date return as of June 30, 2015: 8.23%